Business Combinations (Details) € / shares in Units, € in Thousands, kr in Thousands		12 Months Ended
	Nov. 03, 2020 SEK (kr) € / shares shares	Dec. 31, 2020 SEK (kr) shares	Dec. 31, 2020 SEK (kr) € / shares shares	Dec. 31, 2020 EUR (€) shares	Nov. 03, 2020 EUR (€) shares
Disclosure of detailed information about business combination [line items]
Cash transferred		kr 204,867	kr 204,867
Cash transferred per acquired share | € / shares	€ 2.73
Contingent consideration		50,614	50,614
Total purchase price		kr 255,481	kr 255,481
Genkyotex SA
Disclosure of detailed information about business combination [line items]
Number of shares acquired | shares		10,121,676	10,121,676	10,121,676
Percentage acquired		86.20%	86.20%	86.20%
Cash transferred per acquired share | € / shares			kr 3.02
Goodwill		kr 48,839	kr 48,839
Acquisition cost		kr 8,118
Genkyotex SA | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration | €				€ 55,000
Acquisition from Block Sellers
Disclosure of detailed information about business combination [line items]
Number of shares acquired | shares	7,236,515	7,236,515	7,236,515	7,236,515	7,236,515
Percentage acquired	62.70%				62.70%
Cash transferred	€ 204,867	kr 204,867	kr 204,867		€ 19,747
Cash transferred per acquired share | € / shares			kr 2.73
Goodwill	€ 48,839				€ 4,708
Acquisition by tender offer of noncontrolling interest
Disclosure of detailed information about business combination [line items]
Number of shares acquired | shares	2,885,161				2,885,161
Cash transferred per acquired share | € / shares	€ 2.80
Acquisition cost		kr 7,020
Total purchase price	€ 82,172				€ 8,078